BASIC AND DILUTED NET LOSS PER SHARE	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 8:-	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the net loss per share for the period presented:

	Nine Months Ended September 30,
	2025	2024

Numerator:

Net Loss	$(46,540)	$(76,161)

Denominator:

	196,237,671	166,657,624

The following potential ordinary shares have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

a.	39,252,723 warrants, 29,600,867 outstanding options to purchase ordinary shares and unvested RSUs as of September 30, 2025.

b.	16,231,141 warrants, 2,402,178 sponsors earnout shares, 28,937,629 outstanding options to purchase ordinary shares and unvested RSUs as of September 30, 2024.